Offsets	Mar. 27, 2025 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Welltower Inc.
Form or Filing Type	S-3
File Number	333-264093
Initial Filing Date	Jul. 22, 2022
Fee Offset Claimed	$ 1,777.65
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Common Stock $1.00 par value per share
Unsold Securities Associated with Fee Offset Claimed	238,868
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 19,176,323.04
Offset Note
(1)
300,026 shares of Common Stock were previously registered under the prospectus supplement filed by the Registrant on July 22, 2022, pursuant to the registration statement on Form
S-3ASR
(File
No. 333-264093)
filed on April 1, 2022, of which 238,868 shares have not been sold. Pursuant to Rule 457(p) under the Securities Act, the filing fee due hereunder is offset by the amount of filing fees of $1,777.65 associated with such unsold shares. The Registrant has terminated the offering that included the unsold securities associated with the claimed offset under the prior prospectus supplement.

Termination / Withdrawal Statement	The Registrant has terminated the offering that included the unsold securities associated with the claimed offset under the prior prospectus supplement.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Welltower Inc.
Form or Filing Type	S-3
File Number	333-264093
Filing Date	Jul. 22, 2022
Fee Paid with Fee Offset Source	$ 2,232.78
Offset Note
(1)
300,026 shares of Common Stock were previously registered under the prospectus supplement filed by the Registrant on July 22, 2022, pursuant to the registration statement on Form
S-3ASR
(File
No. 333-264093)
filed on April 1, 2022, of which 238,868 shares have not been sold. Pursuant to Rule 457(p) under the Securities Act, the filing fee due hereunder is offset by the amount of filing fees of $1,777.65 associated with such unsold shares. The Registrant has terminated the offering that included the unsold securities associated with the claimed offset under the prior prospectus supplement.